Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payables And Accruals [Abstract]
Salaries, wages and commissions	$ 189	$ 133
Insurance	170	163
Warranty	118	102	107
Advertising and sales promotion	93	83
Interest	63	78
Employee retirement plans	40	32
Property, payroll and other taxes	24	25
Dividends payable	27	27
Litigation	7	14
Derivative instruments	6	27
Plant closures	5	3
Other	81	79
Total	$ 823	$ 766